Share-Based Payments (Details) - Schedule of Outstanding Stock Options	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-Based Payments (Details) - Schedule of Outstanding Stock Options [Line Items]
Outstanding Beginning, Number of Options	21,804,233	12,546,733
Outstanding Beginning, Weighted Average Exercise Price	$ 3.47	$ 4.86
Outstanding ending, Number of Options	20,939,387	21,804,233
Outstanding ending, Weighted Average Exercise Price	$ 2.41	$ 3.47
Exercisable, December 31, Number of Options	11,112,519	2,306,375
Exercisable, December 31, Weighted Average Exercise Price	$ 2.01	$ 0.46
Granted, Number of Options	13,156,250	9,592,500
Granted, Weighted Average Exercise Price	$ 2.58	$ 1.68
Exercised, Number of Options	(3,047,346)	(70,000)
Exercised, Weighted Average Exercise Price	$ 0.85	$ 0.41
Forfeited, Number of Options		(205,000)
Forfeited, Weighted Average Exercise Price		$ 5.65
Cancelled, Number of Options (in Shares) | shares	(10,633,750)
Cancelled, Weighted Average Exercise Price	$ 5.15
Expired, Number of Options	(340,000)	(60,000)
Expired, Weighted Average Exercise Price	$ 5.47	$ 4.37